ORGANIZATION, NATURE OF BUSINESS, AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2022
ORGANIZATION, NATURE OF BUSINESS, AND BASIS OF PRESENTATION
ORGANIZATION, NATURE OF BUSINESS, AND BASIS OF PRESENTATION

NOTE 1 – ORGANIZATION, NATURE OF BUSINESS, AND BASIS OF PRESENTATION

Organization and Recent Developments

Edible Garden Corp., a Nevada corporation, was incorporated on April 9, 2013. On March 28, 2020, Edible Garden AG Inc., a Wyoming corporation, was incorporated for the purpose of acquiring substantially all of the operating assets of Edible Garden Corp., which was a separately identified reportable segment of its parent company Unrivaled Brands, Inc. (formerly known as Terra Tech Corporation). The acquisition was completed on March 30, 2020. Prior to March 30, 2020 Edible Garden AG Incorporated had no operations. Hereafter, Edible Garden AG Incorporated and its subsidiaries will collectively be referred to as “Edible Garden,” “we,” “us,” “our,” or the “Successor.” Edible Garden Corp., a wholly owned subsidiary of Unrivaled Brands, Inc. will be referred to as the “Predecessor.” Throughout these financial statements, the Successor and the Predecessor are also referred to as “the Company” and used interchangeably, unless otherwise noted.

We authorized 100,000 shares of common stock, par value $0.0001 per share, at formation. On October 14, 2020, we simultaneously declared a 20-for-1 forward stock split of our common stock and increased the number of authorized common shares to 20,000,000. On June 30, 2021, we simultaneously (1) converted Edible Garden from a Wyoming into a Delaware corporation, (2) declared a 1-for-2 reverse stock split of our common stock, and (3) increased the total number of authorized common shares to 50,000,000. On September 8, 2021, we simultaneously declared a 20-for-1 forward stock split of our common stock and increased the number of authorized common shares to 200,000,000. On January 18, 2022, the Company’s board of directors and stockholders approved a 1-for-5 reverse stock split of its outstanding common stock, which became effective on May 3, 2022. On January 26, 2023, we effected a reverse stock split of 1 for 30 and decreased the total number of authorized common shares to 6,666,667. All historical share and per share amounts reflected throughout this report have been adjusted to reflect the stock splits described above.

Initial Public Offering

On May 5, 2022, the Company’s stock began trading on Nasdaq under the symbol “EDBL”. On May 5, 2022, the Company entered into an underwriting agreement with Maxim Group LLC as representative of the underwriters in a firm commitment initial public offering of an aggregate of 97,667 units (“Units”), each unit consisting of one share of common stock and one warrant to purchase one share of common stock at an exercise price of $150.00 per share. The total net proceeds to the Company were $13,207,000, after deducting underwriting discounts and commissions and expenses associated with the offering of $1,443,000.

From the net proceeds received from the offering, the Company paid Evergreen Capital Management LLC (the “Holder” or “Evergreen”) an aggregate of $2,531,006 in accordance with the terms of the convertible notes held by Evergreen. The Company converted Simple Agreements for Future Equity (“SAFEs”) into 5,134 shares of common stock and paid $5,790 to SAFE investors who elected to receive cash upon the close of the offering instead of converting the SAFE into common stock. The Company also paid the Chief Financial Officer $785,597 upon the maturity of promissory notes he held. Upon the closing of the offering, the Chief Financial Officer converted $1,317,800 of convertible notes into 9,498 shares of common stock, and the Chief Executive Officer converted $27,821 of a convertible note into 201 shares of common stock.

Nature of Business

Edible Garden is a retail seller of locally grown hydroponic produce, which is distributed throughout the Northeast, Midwest and Florida. Currently, Edible Garden’s products are sold at approximately 4,500 supermarkets. Our target customers are those individuals seeking fresh produce locally grown using environmentally sustainable methods.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany transactions and balances have been eliminated. In the opinion of management, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation of the consolidated financial position of the Company as of December 31, 2021 and 2022, and the consolidated results of operations and cash flows for the years ended December 31, 2021 and 2022 have been included.

Going Concern

The accompanying financial statements have been prepared assuming that we will continue as a going concern. In an effort to achieve liquidity that would be sufficient to meet all of our commitments, we have undertaken a number of actions, including minimizing capital expenditures and reducing recurring expenses.

However, we believe that even after taking these actions, we will not have sufficient liquidity to satisfy all of our future financial obligations. The risks and uncertainties surrounding our ability to continue our business with limited capital resources raise substantial doubt as to our ability to continue as a going concern. See Note 14, “Going Concern” of the Notes to Consolidated Financial Statements for additional information.